Investment Strategy	Jan. 31, 2024
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

The fund's investments are concentrated in the banking industry, because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, although the net asset value of the fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities.

The fund seeks to invest in securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to issuers or guarantors of securities or counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Administrative Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Administrative Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of government securities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Administrative Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund seeks to invest in U.S. Treasury securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Administrative Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

BOLD Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest;

and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

The fund's investments are concentrated in the banking industry, because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, although the net asset value of the fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities.

The fund seeks to invest in securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to issuers or guarantors of securities or counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Institutional Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Insitutional Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of government securities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Insitutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund seeks to invest in U.S. Treasury securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Insitutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Insitutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, although the net asset value of the fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities.

The fund seeks to invest in securities that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer or guarantor operates.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant guarantor. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities guaranteed by guarantors that may be negatively impacted by ESG factors.

Investor Shares Prospectus | DREYFUS CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

The fund's investments are concentrated in the banking industry, because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, although the net asset value of the fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities.

The fund seeks to invest in securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to issuers or guarantors of securities or counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Investor Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Investor Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of government securities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus and borrowing for investment purposes) are invested in government securities. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund seeks to invest in U.S. Treasury securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Investor Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Participant Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Participant Shares Prospectus | Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest) and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities.

The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of government securities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Participant Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund seeks to invest in U.S. Treasury securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Participant Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Service Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Service Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund seeks to invest in U.S. Treasury securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Service Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Spark Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may enter into repurchase agreements, for example, with counterparties that may be negatively impacted by ESG factors.

Wealth Shares Prospectus | Dreyfus Government Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Under normal conditions, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Wealth Shares Prospectus | Dreyfus Treasury Obligations Cash Management
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized solely by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

The fund seeks to invest in U.S. Treasury securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, Dreyfus evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Wealth Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.